Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt and derivatives
Guarantees, commitments and risks
Financial guarantees	€ 34,966	€ 38,604
Debt and derivatives | 2026
Guarantees, commitments and risks
Financial guarantees	10,059	11,552
Debt and derivatives | 2027
Guarantees, commitments and risks
Financial guarantees	3,585	3,222
Debt and derivatives | 2028
Guarantees, commitments and risks
Financial guarantees	6,096	3,484
Debt and derivatives | 2029
Guarantees, commitments and risks
Financial guarantees	2,436	6,188
Debt and derivatives | 2030
Guarantees, commitments and risks
Financial guarantees	2,585	2,490
Debt and derivatives | 2031 and thereafter
Guarantees, commitments and risks
Financial guarantees	10,205	11,668
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Financial liabilities	28,258	30,097
Long-term debt and current portion of long-term debt | 2026
Guarantees, commitments and risks
Financial liabilities	7,982	8,370
Long-term debt and current portion of long-term debt | 2027
Guarantees, commitments and risks
Financial liabilities	2,793	2,410
Long-term debt and current portion of long-term debt | 2028
Guarantees, commitments and risks
Financial liabilities	5,492	2,815
Long-term debt and current portion of long-term debt | 2029
Guarantees, commitments and risks
Financial liabilities	1,944	5,568
Long-term debt and current portion of long-term debt | 2030
Guarantees, commitments and risks
Financial liabilities	2,139	2,018
Long-term debt and current portion of long-term debt | 2031 and thereafter
Guarantees, commitments and risks
Financial liabilities	7,908	8,916
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Financial liabilities	5,735	6,433
Long-term and current portion of long-term lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	1,250	1,261
Long-term and current portion of long-term lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	751	781
Long-term and current portion of long-term lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	581	663
Long-term and current portion of long-term lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	478	572
Long-term and current portion of long-term lease liabilities | 2030
Guarantees, commitments and risks
Financial liabilities	434	468
Long-term and current portion of long-term lease liabilities | 2031 and thereafter
Guarantees, commitments and risks
Financial liabilities	2,241	2,688
Derivatives
Guarantees, commitments and risks
Fair value of derivative instruments	973	2,074
Derivatives | 2026
Guarantees, commitments and risks
Fair value of derivative instruments	827	1,921
Derivatives | 2027
Guarantees, commitments and risks
Fair value of derivative instruments	41	31
Derivatives | 2028
Guarantees, commitments and risks
Fair value of derivative instruments	23	6
Derivatives | 2029
Guarantees, commitments and risks
Fair value of derivative instruments	14	48
Derivatives | 2030
Guarantees, commitments and risks
Fair value of derivative instruments	12	4
Derivatives | 2031 and thereafter
Guarantees, commitments and risks
Fair value of derivative instruments	56	64
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Financial liabilities	7,043	7,925
Interest on finance debt and lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	1,113	1,216
Interest on finance debt and lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	943	989
Interest on finance debt and lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	801	909
Interest on finance debt and lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	594	764
Interest on finance debt and lease liabilities | 2030
Guarantees, commitments and risks
Financial liabilities	510	553
Interest on finance debt and lease liabilities | 2031 and thereafter
Guarantees, commitments and risks
Financial liabilities	3,082	3,494
Interest on finance debt
Guarantees, commitments and risks
Financial liabilities	5,412	5,953
Interest on finance debt | 2026
Guarantees, commitments and risks
Financial liabilities	811	880
Interest on finance debt | 2027
Guarantees, commitments and risks
Financial liabilities	699	705
Interest on finance debt | 2028
Guarantees, commitments and risks
Financial liabilities	595	661
Interest on finance debt | 2029
Guarantees, commitments and risks
Financial liabilities	418	552
Interest on finance debt | 2030
Guarantees, commitments and risks
Financial liabilities	360	369
Interest on finance debt | 2031 and thereafter
Guarantees, commitments and risks
Financial liabilities	2,529	2,786
Interest on lease liabilities
Guarantees, commitments and risks
Financial liabilities	1,631	1,972
Interest on lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	302	336
Interest on lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	244	284
Interest on lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	206	248
Interest on lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	176	212
Interest on lease liabilities | 2030
Guarantees, commitments and risks
Financial liabilities	150	184
Interest on lease liabilities | 2031 and thereafter
Guarantees, commitments and risks
Financial liabilities	553	708
Guarantees
Guarantees, commitments and risks
Financial liabilities	4	1,106
Guarantees | 2026
Guarantees, commitments and risks
Financial liabilities	€ 4	€ 1,106